Fair Value of Funds Derivatives by Instrument Type (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 1,520,753	$ 1,410,665
Derivative Liabilities	(176,689)	(243,000)
Derivative Assets and Liabilities	1,344,064	1,167,665
Foreign exchange contracts | Unrealized appreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	299,598	372,011
Derivative Assets and Liabilities	299,598	372,011
Foreign exchange contracts | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(176,689)	(243,000)
Derivative Assets and Liabilities	(176,689)	(243,000)
Futures contracts | Futures contract purchased
Derivatives, Fair Value [Line Items]
Derivative Assets	906,553	114,873
Derivative Assets and Liabilities	906,553	114,873
Futures contracts | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Derivative Assets	314,602	923,781
Derivative Assets and Liabilities	314,602	923,781
SERIES A
Derivatives, Fair Value [Line Items]
Derivative Assets	522,700	521,399
Derivative Liabilities	(62,254)	(87,311)
Derivative Assets and Liabilities	460,446	434,088
SERIES A | Foreign exchange contracts | Unrealized appreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	89,246	129,634
Derivative Assets and Liabilities	89,246	129,634
SERIES A | Foreign exchange contracts | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(62,254)	(87,311)
Derivative Assets and Liabilities	(62,254)	(87,311)
SERIES A | Futures contracts | Futures contract purchased
Derivatives, Fair Value [Line Items]
Derivative Assets	309,618	42,325
Derivative Assets and Liabilities	309,618	42,325
SERIES A | Futures contracts | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Derivative Assets	123,836	349,440
Derivative Assets and Liabilities	123,836	349,440
SERIES B
Derivatives, Fair Value [Line Items]
Derivative Assets	998,053	889,266
Derivative Liabilities	(114,435)	(155,689)
Derivative Assets and Liabilities	883,618	733,577
SERIES B | Foreign exchange contracts | Unrealized appreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	210,352	242,377
Derivative Assets and Liabilities	210,352	242,377
SERIES B | Foreign exchange contracts | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(114,435)	(155,689)
Derivative Assets and Liabilities	(114,435)	(155,689)
SERIES B | Futures contracts | Futures contract purchased
Derivatives, Fair Value [Line Items]
Derivative Assets	596,935	72,548
Derivative Assets and Liabilities	596,935	72,548
SERIES B | Futures contracts | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Derivative Assets	190,766	574,341
Derivative Assets and Liabilities	$ 190,766	$ 574,341